Basis of Preparation (Tables)	12 Months Ended
Jul. 31, 2022
Basis Of Presentation [Abstract]
Schedule of major subsidiaries
Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Quebec, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

5048963 Ontario Inc. (Redecan)	Ontario, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

Schedule of major associates
Significant associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non- alcoholic, cannabis infused beverages for the Canadian market.

Truss CBD USA LLP ("Truss CBD US")	Colorado USA	42.5%	To explore opportunities for non-alcoholic hemp derived CBD beverages in the State of Colorado.